Notes on the Consolidated Balance Sheet - Maturity structure of contract liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Consolidated Balance Sheet [Abstract]
Non-current contract liabilities	€ 4	€ 5	[1]
Current contract liabilities	36,840	20,108	[1]	€ 19,241
Total contract liabilities	€ 36,844	€ 20,113

[1]	(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.